Property, plant and equipment - Summary of key assumptions used for assessing recoverable amount of company's CGUs versus carrying values (Detail) - GREECE - Total for all individual assets or cash-generating units
12 Months Ended
Dec. 31, 2024 $ / t $ / oz
Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Gold price per ounce	2,600
Silver price per ounce	32
Lead price per ton | $ / t	2,072
Zinc price per ton | $ / t	2,646
Real discount rate	6.75%
Value beyond proven and probable, fair value per ounce (usd per oz)	40
Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Gold price per ounce	2,100
Silver price per ounce	27
Lead price per ton | $ / t	2,116
Zinc price per ton | $ / t	2,778
Real discount rate	7.75%
Value beyond proven and probable, fair value per ounce (usd per oz)	60